Note 13 - Conversion of Liability to Secured Note (Details) (USD $)	1 Months Ended	12 Months Ended				3 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jul. 31, 2013	Jul. 09, 2012	Mar. 31, 2013 Subsequent Event [Member]
Note 13 - Conversion of Liability to Secured Note (Details) [Line Items]
Secured Debt		$ 228,000		$ 416,544	$ 849,510
Gross Proceeds Threshold from an Acquisition or Disposition of Assets					750,000
Gross Proceeds Threshold from Completion of Any Financing					1,500,000
Gross Proceeds Threshold from Receipt of Any Revenues					750,000
Gross Proceeds Threshold from Any One Financing or Licensing Arrangement					3,000,000
Repayments of Notes Payable	$ 264,000	$ 250,000	$ 125,000			$ 250,000